Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 44,522	$ 44,568	$ 38,076
Net sales from discontinued operations			1
Total net sales	44,522	44,568	38,077
UNITED STATES [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	8,883	8,116	9,910
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	20,637	18,785	16,119
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	1,515	1,007	1,023
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	5,801	7,672	5,505
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	4,750	6,403	3,501
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 2,936	$ 2,585	$ 2,018